Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Amount	$ 7,705,856	$ 7,324,047	¥ 56,000,000	¥ 52,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	3.30%	3.95%	3.30%	3.95%
Issuance Date	Feb. 01, 2024	Jan. 31, 2023
Expiration Date	Jan. 31, 2025	Jan. 29, 2024
Amount	$ 1,376,046	$ 704,235	¥ 10,000,000	¥ 5,000,000
Bank of China [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	2.42%	3.50%	2.42%	3.50%
Issuance Date	Mar. 11, 2024	Mar. 10, 2023
Expiration Date	Mar. 10, 2025	Mar. 09, 2024
Amount	$ 688,023	$ 1,408,471	¥ 5,000,000	¥ 10,000,000
Minsheng Bank [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	3.00%		3.00%
Issuance Date	Jan. 12, 2024
Expiration Date	Jan. 10, 2025
Amount	$ 412,813		¥ 3,000,000
Bank of Communications [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	4.50%	3.50%	4.50%	3.50%
Issuance Date	Apr. 23, 2024	Nov. 03, 2022
Expiration Date	Apr. 23, 2025	Apr. 25, 2024
Amount	$ 1,238,441	$ 704,235	¥ 9,000,000	¥ 5,000,000
Bank of Jiangsu [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	3.10%		3.10%
Issuance Date	Jan. 08, 2024
Expiration Date	Jan. 08, 2025
Amount	$ 1,376,046		¥ 10,000,000
Industrial and Commercial Bank of China [Member] | Yada [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	3.45%	3.45%	3.45%	3.45%
Issuance Date	Feb. 22, 2024	Feb. 17, 2023
Expiration Date	Feb. 21, 2025	Feb. 16, 2024
Amount	$ 1,238,441	$ 1,267,623	¥ 9,000,000	¥ 9,000,000
Agricultural Bank of China [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate		3.15%		3.15%
Issuance Date		Apr. 21, 2023
Expiration Date		Apr. 19, 2024
Amount		$ 1,267,623		¥ 9,000,000
Agricultural Bank of China [Member] | Yada [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate	3.50%		3.50%
Issuance Date	Dec. 20, 2023
Expiration Date	Dec. 19, 2024
Amount	$ 1,376,046		¥ 10,000,000
Bank of Communications One [Member] | Huadong [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate		3.50%		3.50%
Issuance Date		Jan. 19, 2023
Expiration Date		May 25, 2024
Amount		$ 563,389		¥ 4,000,000
Agricultural Bank of China One [Member] | Yada [Member]
Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Rate		3.50%		3.50%
Issuance Date		Dec. 20, 2023
Expiration Date		Dec. 19, 2024
Amount		$ 1,408,471		¥ 10,000,000